Valuation results and net trading income	12 Months Ended
Dec. 31, 2019
Valuation Results And Net Trading Income [Abstract]
Valuation results and net trading income
23 Valuation results and net trading income

Valuation results and net trading income
	2019	2018	2017
Securities trading results	974	–722	656
Derivatives trading results	–998	540	59
Other trading results	117	116	62
Change in fair value of derivatives relating to
– fair value hedges	–318	185	–184
– cash flow hedges (ineffective portion)	47	–19	44
– other non-trading derivatives	93	868	–301
Change in fair value of assets and liabilities (hedged items)	–518	–176	91
Valuation results on assets and liabilities designated at FVPL(excluding trading)	–358	366	–109
Foreign exchange transactions results	801	69	1,194
	–159	1,227	1,512

Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments, and interest rate derivatives such as swaps, options, futures, and forward contracts. Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities. As from current year the other trading results are presented separately in this disclosure. Prior year figures are updated accordingly. Other trading results include the results of trading loans and funds entrusted.

The portion of trading gains and losses relating to trading securities still held as at 31 December 2019 amounts to EUR -82 million (2018: EUR 396 million; 2017: EUR -68 million).

Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’ and Note 15 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

The majority of the risks involved in security and currency trading is economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results. The result on currency trading is included in foreign exchange transactions results.

In 2019, Derivatives trading results include EUR 39 million CVA/DVA adjustments on trading derivatives (2018: EUR -20 million; 2017: EUR 47 million).

‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

The fair value movements on the derivatives are influenced by changes in the market conditions, such as stock prices, interest rates and currency exchange rates. In addition, ‘Valuation results and net trading income’ include the results on assets and liabilities designated at fair value through profit or loss.

The Valuation results on assets and liabilities designated at fair value through profit or loss include fair value changes on certain issued debt securities. Valuation results on assets and liabilities designated at fair value through profit or loss were mainly due to changes in the fair value of financial liabilities driven by changes in market conditions as disclosed in Note 15 ‘Financial liabilities at fair value through profit or loss’.

In 2019, Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading) include fair value adjustments on own issued notes amounting to EUR -424 million (2018: EUR 302 million; 2017: EUR -107 million). In 2017, DVA adjustment on own issued notes amounting to EUR -79 million was included in Valuation results. Starting 2018, in accordance with IFRS 9, the DVA adjustment on own issued notes is recognised in Other Comprehensive Income ‘Credit liability reserve’.

Compared to previous years, in 2019 Valuation results and net trading income do not include results on non-trading derivatives related to warrants on the shares of Voya and NN Group (2018: EUR 90 million; 2017: EUR -52 million). As at 31 December 2018 ING no longer holds any warrants on the shares of Voya and NN Group.

Interest income from trading assets in 2019 amounted to EUR 15,187 million (2018: EUR 13,924 million). Interest expense from trading liabilities in 2019 amounted to EUR 14,922 million (2018: EUR 13,976 million).

‘Valuation results and net trading income’ are reflected in the Consolidated statement of cash flows in the line Result before tax - Adjusted for: other.